Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	$ 2,297,169	$ 1,548,639
Forward UF		(3,099)
Net cash flows
Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(418,043)	(378,801)
Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(123,695)	(34,490)
Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(304,898)	(309,496)
Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(642,765)	(99,810)
Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(384,803)	(345,304)
Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(110,882)	(99,901)
Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(230,600)	(205,149)
Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(81,483)	(72,589)
Demand [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF
Forward UF
Net cash flows
Demand [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Demand [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Up to 1 month [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	1,437	537
Forward UF
Net cash flows
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(193)	(171)
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(1,244)	(366)
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Up to 1 month [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Over 1 months and up to 3 months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	1,742	4,031
Forward UF		(3,099)
Net cash flows
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(745)	(51)
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(387)	(341)
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(610)	(540)
Over 1 months and up to 3 months [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency
Over 3 months and up to 12 months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	268,092	59,853
Forward UF
Net cash flows
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(76,545)	(9,630)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(789)	(52)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(4,358)	(40,029)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(74,623)	(1,104)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(107,515)	(5,281)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(2,298)	(2,028)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(1,211)	(1,064)
Over 3 months and up to 12 months [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(753)	(665)
Over 1 year and up to 3 years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	327,478	370,886
Forward UF
Net cash flows
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(91,880)	(75,575)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(3,058)	(207)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(9,503)	(8,388)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(21,023)	(57,936)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(143,166)	(220,166)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(53,703)	(4,070)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(3,636)	(3,212)
Over 1 year and up to 3 years [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(1,509)	(1,332)
Over 3 years and up to 5 years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	309,408	144,432
Forward UF
Net cash flows
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(135,953)	(79,358)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(3,070)	(206)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(9,490)	(8,376)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(21,052)	(1,402)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(132,878)	(4,387)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(1,824)	(46,165)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(3,634)	(3,208)
Over 3 years and up to 5 years [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(1,507)	(1,330)
Over 5 years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cash flows in CLF	1,389,012	968,900
Forward UF
Net cash flows
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(113,472)	(214,067)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(116,033)	(33,974)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(281,160)	(252,362)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(526,067)	(39,368)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency		(115,104)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(53,057)	(47,638)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	(221,509)	(197,125)
Over 5 years [Member] | Cash Flow Hedges | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability [Line Items]
Cross Currency	$ (77,714)	$ (69,262)